SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Percentage of refundable tax credit against certain employment taxes equal to qualified wages paid	50.00%
Maximum wages per employee annually paid under employee retention credit	$ 10,000
Percentage of refundable tax credit against certain employment taxes extended and expanded qualified wage caps to qualified wages paid	70.00%
Maximum wages per employee per quarterly paid under employee retention credit	$ 10,000
Foreign currency translation adjustment, net of tax	(114,000)	$ 173,000
Cash equivalents	0	0
Contract assets	4,200,000	4,800,000
Accounts receivable	$ 29,929,000	$ 28,998,000	$ 20,000,000
Redeemable convertible preferred stock, shares outstanding	0	6,719,641
Carrying value of redeemable convertible preferred stock outstanding	$ 0	$ 17,878,000
Preferred stock, shares issued	0	0
Minimum percentage of unrecognized tax benefits that would impact effective tax rate	50.00%
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	0
Realized loss on settlement of interest swap	4,000	0
Assets fair value	$ 888,000	$ 1,619,000
Redeemable Convertible Preferred Stock
Accounting Policies [Line Items]
Redeemable convertible preferred stock, shares outstanding	0
Customer Concentration Risk | Sales Revenue | Two Customers
Accounting Policies [Line Items]
Concentration risk percentage		28.00%
Customer Concentration Risk | Sales Revenue | Three Customers
Accounting Policies [Line Items]
Concentration risk percentage	39.00%
Customer Concentration Risk | Vendor Purchases | One Vendor
Accounting Policies [Line Items]
Concentration risk percentage		12.00%
Customer Concentration Risk | Vendor Purchases | Two Vendors
Accounting Policies [Line Items]
Concentration risk percentage	23.00%
Customer Concentration Risk | Accounts Receivable
Accounting Policies [Line Items]
Receivables from customers	$ 11,100,000	$ 8,600,000
Customer Concentration Risk | Accounts Payable
Accounting Policies [Line Items]
Amounts due to vendors	300,000	900,000
Interest Rate Swap
Accounting Policies [Line Items]
Unrealized gain (loss) due to change in fair value	$ 400,000	1,400,000
Interest swap agreement settlement date	Jul. 10, 2023
Realized loss on settlement of interest swap	$ (4,000)
Level 3
Accounting Policies [Line Items]
Assets fair value	0	0
Liabilities fair value	0	0
Prepaid Expenses and Other Current Assets
Accounting Policies [Line Items]
Employee retention credit benefits receivables	0	2,100,000
Selling, General, and Administrative Expenses
Accounting Policies [Line Items]
Employee retention credit benefits	$ 0	$ 4,300,000